Mar. 01, 2020
Supplement dated April 23, 2020
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus
Columbia ETF Trust I
Columbia Research Enhanced Value ETF	3/1/2020
Effective immediately the following changes are hereby made to the Fund's prospectus and summary prospectus.
The information under the heading "Principal Investment Strategies” in the Summary Prospectus and in the Summary of Columbia Research Enhanced Value ETF section of the Prospectus is hereby revised to add the following information:

The Fund may also invest in exchange-traded funds (ETFs).

The rest of the section remains the same.

The information under the heading “Principal Risks” in the Summary Prospectus and in the Summary of Columbia Research Enhanced Value ETF section of the Prospectus is hereby revised to add the following:

Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Due to the expenses and costs of an underlying ETF being shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.

The rest of the section remains the same.